Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill	$ 35,926	$ 35,926
Intangible assets	40,592	44,337
Property, plant and equipment	4,363	4,956
Right-of-use assets	8,617	4,989
Financial assets	936	763
Total non-current assets	90,434	90,971
Current assets
Inventories	3,869	2,779
Trade receivables	14,440	11,088
Prepaid expenses and other current assets	1,788	1,914
Cash and cash equivalents	46,798	22,380
Total current assets	66,895	38,161
TOTAL ASSETS	157,329	129,132
EQUITY
Share capital	214,670	173,931
Issuance premium	153,177	153,177
Accumulated deficit	(369,515)	(331,446)
Share-based compensation	17,124	12,139
Translation reserve	(615)	(593)
Total equity	14,841	7,208
Non-current liabilities
Loans and borrowings	50,967	35,564
Lease liabilities	7,413	3,578
Other non-current financial liabilities	41,445	63,259
Total non-current liabilities	99,825	102,401
Current liabilities
Loans and borrowings	324	643
Lease liabilities	1,360	1,480
Trade payables	8,001	8,811
Other current liabilities	6,567	5,694
Other current financial liabilities	26,411	2,895
Total current liabilities	42,663	19,523
Total liabilities	142,488	121,924
TOTAL EQUITY AND LIABILITIES	$ 157,329	$ 129,132